Reconciliation between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Tax effect of other expenses that are not deductible in determining taxable profit	3.00%	3.00%
Effect of different tax rate of group entities operating in other jurisdictions	1.00%	(3.00%)	(2.00%)
Effect of change in valuation allowance	6.00%	9.00%	(1.00%)
Effect of tax holiday	(12.00%)	(17.00%)
Other			(1.00%)
Effective tax rate	23.00%	17.00%	21.00%